Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2023
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information — Condensed Financial Statements of Parent Company

Canadian Solar Inc.

The following condensed financial statements of Canadian Solar Inc. has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.’s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2023 of $1,587,503, exceeded the 25% threshold.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that the equity method has been used to account for investments in subsidiaries. The Company’s share of income from its subsidiaries is reported as equity in earnings of subsidiaries in the condensed financial statements. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2022	2023

	(In Thousands of U.S. Dollars, except
	share data)
ASSETS
Current assets:
Cash and cash equivalents	15,661	642
Amounts due from subsidiaries	582,685	339,809
Prepaid expenses and other current assets	13,218	14,812
Total current assets	611,564	355,263
Investments in subsidiaries	2,158,474	2,561,797
Investments in affiliates	11,745	11,745
Deferred tax assets	1,755	—
Other non-current assets	39,837	39,837
TOTAL ASSETS	2,823,375	2,968,642
LIABILITIES AND EQUITY
Current liabilities:
Amounts due to subsidiaries	640,055	157,821
Derivative liabilities	762	1,438
Other current liabilities	4,522	8,899
Total current liabilities	645,339	168,158
Convertible notes	225,977	227,424
Deferred tax liabilities	4,690	8,115
Liability for uncertain tax positions	5,730	5,702
TOTAL LIABILITIES	881,736	409,399
Equity:
Common shares — no par value: unlimited authorized shares, 64,506,055 and 66,158,741 shares issued and outstanding at December 31, 2022 and 2023, respectively	835,543	835,543
Additional paid-in capital	1,127	292,737
Retained earnings	1,275,520	1,549,707
Accumulated other comprehensive loss	(170,551)	(118,744)
TOTAL EQUITY	1,941,639	2,559,243
TOTAL LIABILITIES AND EQUITY	2,823,375	2,968,642

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2021	2022	2023

	(In Thousands of U.S. Dollars)
Net revenues	341	—	—
Cost of revenues	—	—	—
Gross profit	341	—	—
Operating expenses:
Selling and distribution expenses	766	890	263
General and administrative expenses	9,177	11,261	39,838
Research and development expenses	182	155	97
Other operating income, net	(282)	—	—
Total operating expenses	9,843	12,306	40,198
Loss from operations	(9,502)	(12,306)	(40,198)
Other income (expenses):
Interest expense	(19,677)	(23,229)	(18,720)
Interest income	20,249	20,563	22,862
Gain (loss) on change in fair value of derivatives, net	4,043	(844)	(1,535)
Foreign exchange gain (loss), net	(3,674)	616	(772)
Other income (expenses), net:	941	(2,894)	1,835
Loss before income taxes and equity in earnings of subsidiaries	(8,561)	(15,200)	(38,363)
Income tax benefit (expense)	2,424	8,786	(6,775)
Equity in earnings of subsidiaries	101,385	246,382	319,325
Net income	95,248	239,968	274,187

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

	Years Ended December 31,
	2021	2022	2023

	(In Thousands of U.S. Dollars)
Net income	95,248	239,968	274,187
Other comprehensive income (loss) (net of tax)	(21,905)	(120,511)	13,412
Comprehensive income	73,343	119,457	287,599

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2021	2022	2023

	(In Thousands of U.S. Dollars)
Operating activities:
Net income	95,248	239,968	274,187
Adjustments to reconcile net income to net cash provided by provided by (used in) operating activities:
Depreciation and amortization	150	—	—
Accretion of convertible notes	1,461	1,302	1,447
Loss (gain) on change in fair value of derivatives	(4,043)	844	1,535
Equity in earnings of subsidiaries	(101,385)	(246,382)	(319,325)
Share-based compensation	8,808	9,370	28,410
Deferred taxes	805	3,319	5,180
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(206,892)	10,990	245,001
Prepaid expenses and other current assets	17,353	(7,900)	(1,594)
Other non-current assets	(4,907)	10	—
Amounts due to subsidiaries	(42,224)	38,610	(232,650)
Other current liabilities	(27,293)	(1,154)	4,377
Liability for uncertain tax positions	(5,915)	(1,702)	(28)
Net settlement of derivatives	4,633	439	(859)
Net cash provided by (used in) operating activities	(264,201)	47,714	5,681
Investing activities:
Investments in subsidiaries	(138,456)	(65,421)	(22,164)
Investments in affiliates	(5,273)	(990)	—
Loans to subsidiaries	(201,192)	(122,050)	(62,226)
Repayment of loans to subsidiaries	253,816	172,573	69,150
Net cash used in investing activities	(91,105)	(15,888)	(15,240)
Financing activities:
Proceeds from (repayment of) short-term borrowings	(80,000)	—	—
Repayment of loan from subsidiary	—	(49,554)	—
Loan from a subsidiary	280,000	—	—
Net proceeds from issuance of common shares	148,510	—	—
Net cash provided by (used in) financing activities	348,510	(49,554)	—
Effect of exchange rate changes	(797)	5,957	(5,460)
Net decrease in cash, cash equivalents and restricted cash	(7,593)	(11,771)	(15,019)
Cash, cash equivalents and restricted cash at the beginning of the year	35,025	27,432	15,661
Cash, cash equivalents and restricted cash at the end of the year	27,432	15,661	642
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	20,272	30,521	11,586